Regulatory Capital And Restrictions (Summary Of Actual Capital Amounts And Ratios) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
FHN
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital, Actual Amount	$ 2,926,010	$ 2,836,715
Total Capital, Actual Ratio	12.24%	13.01%
Tier 1 Capital, Actual Amount	$ 2,671,871	$ 2,572,141
Tier 1 Capital, Actual Ratio	11.17%	11.79%
Common Equity Tier 1 Capital, Actual Amount	$ 2,377,987	$ 2,278,580
Common Equity Tier 1 Capital, Actual Ratio	9.94%	10.45%
Leverage, Actual Amount	$ 2,671,871	$ 2,572,141
Leverage, Actual Ratio	9.35%	9.85%
Total Capital, Capital Adequacy Purposes, Amount	$ 1,913,133	$ 1,744,961
Total Capital, Capital Adequacy, Ratio	8.00%	8.00%
Tier 1 Capital, Capital Adequacy Purposes, Amount	$ 1,434,849	$ 1,308,721
Tier 1 Capital, Capital Adequacy Purposes, Ratio	6.00%	6.00%
Common Equity Tier 1 Capital, Capital Adequacy Purposes, Amount	$ 1,076,137	$ 981,541
Common Equity Tier 1 Capital, Capital Adequacy Purposes, Ratio	4.50%	4.50%
Leverage, Capital Adequacy Purposes, Amount	$ 1,143,250	$ 1,044,378
Leverage, Capital Adequacy Purposes, Ratio	4.00%	4.00%
First Tennessee Bank National Association
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital, Actual Amount	$ 2,762,271	$ 2,768,625
Total Capital, Actual Ratio	11.78%	13.09%
Tier 1 Capital, Actual Amount	$ 2,538,382	$ 2,525,912
Tier 1 Capital, Actual Ratio	10.83%	11.95%
Common Equity Tier 1 Capital, Actual Amount	$ 2,298,080	$ 2,284,646
Common Equity Tier 1 Capital, Actual Ratio	9.80%	10.81%
Leverage, Actual Amount	$ 2,538,382	$ 2,525,912
Leverage, Actual Ratio	9.16%	10.06%
Total Capital, Capital Adequacy Purposes, Amount	$ 1,875,780	$ 1,691,477
Total Capital, Capital Adequacy, Ratio	8.00%	8.00%
Tier 1 Capital, Capital Adequacy Purposes, Amount	$ 1,406,835	$ 1,268,608
Tier 1 Capital, Capital Adequacy Purposes, Ratio	6.00%	6.00%
Common Equity Tier 1 Capital, Capital Adequacy Purposes, Amount	$ 1,055,126	$ 951,456
Common Equity Tier 1 Capital, Capital Adequacy Purposes, Ratio	4.50%	4.50%
Leverage, Capital Adequacy Purposes, Amount	$ 1,108,406	$ 1,004,207
Leverage, Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 2,344,725	$ 2,114,346
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 1,875,780	$ 1,691,477
Tier 1 Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	8.00%
Common Equity Tier 1 Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 1,524,071	$ 1,374,325
Common Equity Tier 1 Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.50%	6.50%
Leverage, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 1,385,508	$ 1,255,258
Leverage, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%